Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability), Beginning Balance	$ 771
Deferred tax asset (liability) acquired in business combinations	(998)	(4,242)
Changes recognized in profit or loss	581	5,013
Changes recognized in OCI	(239)
Balance of deferred tax asset (liability), Ending Balance	115	771
Intangible assets and inventories [Member]
Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability), Beginning Balance	(236)
Deferred tax asset (liability) acquired in business combinations	(2,966)	(7,117)
Changes recognized in profit or loss	3,073	6,881
Changes recognized in OCI	96
Balance of deferred tax asset (liability), Ending Balance	(33)	(236)
Employee benefits [Member]
Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability), Beginning Balance	516
Deferred tax asset (liability) acquired in business combinations		516
Changes recognized in profit or loss	5
Changes recognized in OCI	(373)
Balance of deferred tax asset (liability), Ending Balance	148	516
Carryforward tax losses [Member]
Income Tax (Details) - Schedule of movement in deferred tax assets and liabilities [Line Items]
Balance of deferred tax asset (liability), Beginning Balance	491
Deferred tax asset (liability) acquired in business combinations	1,968	2,359
Changes recognized in profit or loss	(2,497)	(1,868)
Changes recognized in OCI	38
Balance of deferred tax asset (liability), Ending Balance		$ 491